       As filed with the Securities and Exchange Commission on December 12, 2005
                                                      Registration No. 333-70850

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
 (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on __________ pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on ____, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus

1          Cover Page
2          Appendix A: Special Terms
3          Summary
4          Appendix B: Table of Accumulation Values
5          General Information about Us, The Variable Account, the Portfolio
6          Charges and Deductions; Withdrawal Charges; Reduction or Elimination
           of Withdrawal Charges; Administration Fees; Mortality and Expense
           Risks Charge; Taxes; Expenses of Distributing the Contract
7          Accumulation Period Provisions; Company Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among Investment
           Options; Telephone Transactions; Special Transfer Services - Dollar
           Cost Averaging; Asset Rebalancing Program; Withdrawals; Special
           Withdrawal Services - the Income Plan; Contract Owner Inquiries;
           Other Contract Provisions; Ownership; Beneficiary; Modification
8          Pay Out Period Provisions; General; Annuity Options; Determination of
           Amount of the First Variable Annuity Benefit Payment; Annuity Units
           and the Determination of Subsequent Variable Annuity Benefit
           Payments; Transfers During the Pay Out During the Pay Out Period
9          Accumulation Period Provisions; Death Benefit During the Accumulation
           Period; Pay Out Period Provisions; Death Benefit Period
10         Accumulation Period Provisions; Purchase Payments; Accumulation
           Units; Value of Accumulation Units; Net Investment Factor;
           Distribution of Contracts
11         Withdrawals; Restrictions under the Texas Optional Retirement
           Program; Accumulation Period Provisions; Purchase Payments; Other
           Contract Provisions; Ten Day Right to Review
12         Federal Tax Matters; Introduction; Taxation of Annuities in General;
           Diversification Requirements; Qualified Retirement Plans; Appendix G:
           Qualified Plan Types
13         Legal Proceedings
14         Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information

15         Cover Page
16         Table of Contents
17         General Information and History.
18         Services-Independent Auditors, Services-Servicing Agent
19         Not Applicable
20         Services - Principal Underwriter
21         Performance Data
22         Not Applicable
23         Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

   (Venture III included in Registrants Form N-4, File No 333-70750, filed on
              April 29, 2005 and incorporated by reference herein)

                       SUPPLEMENT DATED FEBRUARY 13, 2006
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," "Vision Variable Annuity" or "Strategy Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                      CHANGE TO VARIABLE INVESTMENT OPTIONS

A. WE ADD A NEW VARIABLE INVESTMENT OPTION TO THE PRODUCT PROSPECTUSES EFFECTIVE FEBRUARY 13, 2006:

Effective February 13, 2006, you may select a new investment option, entitled "Index Allocation," as a variable investment option. When you select this option, we invest your money in a sub-account of the Variable Account that invests in a Portfolio of the John Hancock Trust titled INDEX ALLOCATION TRUST.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

PORTFOLIO                                MANAGEMENT FEES   RULE 12B-1 FEES   OTHER EXPENSES   TOTAL ANNUAL EXPENSES
--------------------------------------   ---------------   ---------------   --------------   ---------------------
JOHN HANCOCK TRUST - SERIES II SHARES:
Index Allocation Trust (A, BB, CC)            0.05%             0.25%             0.03%               0.33%

(A)  Based upon estimates for the current fiscal year.

(BB) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average net assets of the Index Allocation Trust, other than 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and underlying portfolios expenses, until May 1, 2007. This advisory fee waiver may be terminated at any time after May 1, 2007. The contractual expense reimbursement of 0.06% of Trust average net assets for the fiscal year ended December 31, 2005 results in estimated Net Total Portfolio Operating Expenses of 0.27%.

(CC) The shareholders of the Index Allocation Trust bear indirectly the expenses of the NAV shares of the underlying portfolios in which the Index Allocation Trust invests. The estimated Underlying Portfolio Expenses of 0.53%, as a percentage of Trust average net assets for the fiscal year ended December 31, 2005, results in estimated Net Total Portfolio Operating Expenses and Underlying Portfolio Expenses (not including the expense reimbursement in BB above) of 0.80%.

     Estimated underlying portfolio expenses assume the following allocation of the Index Allocation Trust's assets among the underlying portfolios: 500 Index Trust, 35%; Mid Cap Index Trust, 10, Small Cap Index Trust, 10%; International Equity Index Trust A, 15%; and Bond Index Trust A, 30%. This allocation may change over time and the underlying portfolios expenses will vary with changes in these allocations and changes in underlying portfolio expenses. For the estimated expense ratio of each of the underlying portfolios in which the Index Allocation Trust may invest, see the prospectus for the Index Allocation Trust. You can obtain a copy of that prospectus by contacting the Annuity Service Office shown on the first page of the Product Prospectuses.

We add the following information to the table in the Product Prospectuses that contains a general description of the Portfolios:

PORTFOLIO                  PORTFOLIO MANAGER        INVESTMENT DESCRIPTION
----------------------   ---------------------   ----------------------------
INDEX ALLOCATION TRUST   MFC Global Investment   Long term growth of capital.
                         Management (U.S.A.)     Current income is also a
                         Limited                 consideration.

FOR MORE INFORMATION REGARDING THE INDEX ALLOCATION TRUST, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE INDEX ALLOCATION TRUST. YOU CAN OBTAIN A COPY OF THAT PROSPECTUS BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUSES. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

  (included in Registrants Form N-4, File No 333-70850, filed on April 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

                     Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                          OLD NAME                                               NEW NAME
--------------       ----------------------------------------------   ---------------------------------------------------------
October 1, 1997      NASL Variable Account                            The Manufacturers Life Insurance Company of North America
                                                                         Separate Account A
October 1, 1997      North American Security Life Insurance Company   The Manufacturers Life Insurance Company of North America
November 1, 1997     NAWL Holding Co., Inc.                           Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                      Manulife Wood Logan, Inc
January 1, 2005      The  Manufacturers  Life Insurance Company       John Hancock Life Insurance Company (U.S.A.) Separate
                        (U.S.A.) Separate Account A                      Account A
January 1, 2005      The Manufacturers Life Insurance Company         John Hancock Life Insurance Company (U.S.A.)
                        (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4, file No 333-70728, filed April 29, 2005.

          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4, file No 333-70728, filed April 29, 2005.

     (b)  Exhibits

          (1) (i) Form of Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement filed January 2, 2002 (the "Pre-effective Amendment").

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Incorporated by reference to the Exhibit (b)(3)(iv) to initial registration statement on Form N-4, file number 333-70850, filed October 3, 2001 (the "Initial Registration Statement").

          (4) (i) Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Previously filed as Exhibit (b)(4) (i) to the initial registration statement on Form N-4 (file no. 333-59168) filed April 18, 2001.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) By-laws of The Manufacturers Life Insurance Company
                    (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement between North
                    American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement between North American
                    Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                         Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    iii. Form of Amendment No. 3 to Automatic Reinsurance
                         Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to

                         Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                    Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

               (xi) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America -Incorporated by reference to Exhibit (b)(8)(iv) to the Initial Registration Statement.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 8, to Form N-4, file number 333-70850, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - Not Applicable.

          (15) Powers of Attorney

               (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

               (ii) Power of Attorney (John Ostler) - Incorporated by reference to Exhibit (15)(ii) to the Initial Registration Statement.

               (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by
                    reference to Exhibit (15)(ii) to the Initial Registration Statement

               (iv) Power of Attorney (Steve Mannik) - Incorporated by reference to Exhibit 15(iv) to Post Effective Amendment No. 1 to a registration statement filed on Form N-4 (file no. 333-70728)

               (v) Power of Attorney - Alison Alden - Incorporated by reference to Exhibit 15(v) to Post Effective Amendment No. 5 to a registration statement filed on Form N-4 (file no. 333-70728)

               (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren
                    Thomson) - Incorporated by reference to Exhibit 15(vi) to a registration statement filed on Form N-4 (file no. 333-70850)

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -------------------------------------------------------------
John D. DesPrez III*                  Director, Chairman
James O'Malley**                      Director, President
Alison Alden*                         Executive Vice President, Human Resources & Communications,
                                         Director
James Boyle*                          Director, Executive Vice President, Annuities
Robert A. Cook*                       Director, Executive Vice President Life Insurance
Warren Thomson**                      Director, Executive Vice President Investments
Diana Scott*                          Director
Rex Schlaybaugh, Jr.**                Director
John Ostler**                         Director
Steven Mannik**                       Executive Vice President and General Manager Reinsurance
Jonathan Chiel*                       Executive Vice President and General Counsel
Donald Guloien**                      Senior Executive Vice President and Chief Investments Officer
Peter Copestake**                     Senior Vice President and Treasurer
Marc Costantini*                      Senior Vice President and Chief Financial Officer
Patrick Gill**                        Senior Vice President and Controller

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2004

                                                                             LEGAL   % OF    JURISDICTION OF
AFFILIATE                                                                      ID   EQUITY    INCORPORATION       DIVISION
---------                                                                    -----  ------  ----------------  ----------------
MANULIFE FINANCIAL CORPORATION                                                0002     100       CANADA          Corporate
   John Hancock Holdings (Delaware) LLC                                       0275     100       Delaware        Corporate
      John Hancock Financial Services, Inc.                                   0003     100       Delaware        Corporate
   The Manufacturers Life Insurance Company                                   0001     100       Canada          Corporate
      Manulife Bank of Canada                                                 0058     100       Canada          Canadian
      Manulife Financial Services Inc.                                        0199     100       Canada          Canadian
      Manulife Securities International Ltd.                                  0079     100       Canada          Canadian
      Manulife Canada Ltd.                                                    0157     100       Canada          Canadian
      First North American Insurance Company                                  0111     100       Canada          Canadian
      Equinox Financial Group, Inc.                                           0239     100       Canada          Canadian
         EIS Insurance Services, Inc.(1.)                                               50       Canada          Canadian
         2733854 Canada Ltd. (2.)                                                      100       Canada          Canadian
      JLOC Holding Company                                                              30   Cayman Islands      Corporate
      Opportunity Finance Company                                                       30   Cayman Islands      Corporate
      Cantay Holdings Inc.                                                    0051     100       Ontario         Corporate
      Canaccord Capital Inc.                                                         13.07  British Columbia     Corporate
      Regional Power Inc.                                                     0136   83.50       Canada          Corporate
ADDALAM POWER CORPORATION(.)                                                            50       Philippines     Investments
      Manulife Data Services Inc.                                             0081     100       Barbados        Corporate
      Manulife Enterprises (Alberta) Limited                                  0276     100       Alberta         Corporate
         Manulife Enterprises (Bermuda) Limited                               0277     100       Bermuda         Corporate
      Manulife Capital Inc.                                                   0278     100       Canada          Corporate
      P.V.S. Preferred Vision Services Inc.                                             20       Canada          Investments
      880 Belgrave Way Holdings Ltd.                                                   100  British Columbia     Investments
      Churchill Office Park Limited                                                     45       Canada          Investments
      Landex Properties Ltd.                                                  0238     100  British Columbia     Investments
      Enterprise Capital Management Inc.                                                20       Ontario         Investments
      6212344 Canada Limited                                                  0272     100       Canada          Investments
      SEAMARK Asset Management Ltd.                                                  35.01       Canada          Investments
      1293319 Ontario Inc.                                                    0170     100       Ontario         Investments
      3426505 Canada Inc.                                                     0161     100       Canada          Investments
      FNA Financial Inc.                                                      0115     100       Canada          Investments
         Elliot & Page Limited                                                0116     100       Ontario         Investments
      NAL Resources Limited                                                   0117     100       Alberta         Investments
      NAL Resources Management Limited                                        0120     100       Canada          Investments
         1050906 Alberta Ltd.                                                 0127     100       Alberta         Investments
      2015500 Ontario Inc.                                                    0154     100       Ontario         Investments
      NALC Holdings Inc.(3)                                                   0103      50       Ontario         Investments
      2015401 Ontario Inc.                                                    0140     100       Ontario         Investments
      2024385 Ontario Inc.                                                    0153     100       Ontario         Investments
      Cavalier Cable, Inc.(4.)                                                          78       Delaware        Investments
      MFC Global Investment Management (U.S.A.) Limited                       0156     100       Canada          Investments
      Resolute Energy Inc.                                                           11.42       Alberta         Investments
      Micro Optics Design Corporation                                                17.69       Nevada          Investments
      PK Liquidating Company II, LLC                                                    18       Delaware        Investments
      Intrepid Energy Corp.                                                             19       Alberta         Investments

                                                                             LEGAL   % OF    JURISDICTION OF
AFFILIATE                                                                      ID   EQUITY    INCORPORATION       DIVISION
---------                                                                    -----  ------  ----------------  ----------------
      Avotus Corp.                                                                   10.13       Canada          Investments
      Manulife Holdings (Alberta) Limited                                     0201     100       Alberta         U.S.
         Manulife Holdings (Delaware) LLC                                     0205     100       Delaware        U.S.
            The Manufacturers Investment Corporation                          0087     100       Michigan        U.S.
               Manulife Reinsurance Limited                                   0067     100       Bermuda         Reinsurance
                  Manulife Reinsurance (Bermuda) Limited                      0203     100       Bermuda         Reinsurance
               John Hancock Life Insurance Company (U.S.A.)(5.)               0019     100       Michigan        U.S.
                  The Manufacturers Life Insurance Company of America         0017     100       Michigan        U.S.
                  Manulife Service Corporation                                0007     100       Colorado        U.S.
                  John Hancock Distributors LLC(6.)                           0005     100       Delaware        U.S.
                  Aegis Analytical Corporation                                       15.41       Delaware        Investments
                  John Hancock Investment Management Services, LLC(7.)        0097      60       Delaware        U.S.
                  John Hancock Life Insurance Company of New York(8.)         0094     100       New York        U.S.
                  Ironside Venture Partners I LLC                             0196     100       Delaware        Investments
                     NewRiver Investor Communications Inc.                           11.29       Delaware        Investments
                  Polymerix Corporation                                               11.4       Delaware        Investments
                  Ennal, Inc.                                                 0124     100       Delaware        U.S.
                  Ironside Venture Partners II LLC                            0197     100       Delaware        Investments
                  Manulife Property Management of Washington, D.C., Inc.               100       Wash., D.C.     Investments
                  Avon Long Term Care Leaders LLC                             0158     100       Delaware        U.S.
                  ESLS Investment Limited, LLC                                          25       Ohio            Corporate
                  Flex Holding, LLC                                                   27.7       Delaware        Corporate
                     Flex Leasing I, LLC                                             99.99       Delaware        Corporate
                  Manulife Leasing Co., LLC                                             80       Delaware        Corporate
                  Dover Leasing Investments, LLC                                        99       Delaware        Corporate
                  MCC Asset Management, Inc.                                  0186     100       Delaware        U.S.
      MFC Global Fund Management (Europe) Limited                                      100       England         Investments
         MFC Global Investment Management (Europe) Limited                    0064     100       England         Investments
      WT (SW) Properties Ltd.                                                 0082     100       England         Corporate
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                    0138     100       Germany         Reinsurance
         Manulife Holdings (Bermuda) Limited                                  0147     100       Bermuda         Reinsurance
            Manulife Management Services Ltd.                                 0191     100       Barbados        Reinsurance
            Manufacturers P&C Limited                                         0036     100       Barbados        Reinsurance
MANUFACTURERS LIFE REINSURANCE LIMITED                                        0049     100       Barbados        Reinsurance
      FCM Holdings Inc.                                                       0104     100       Philippines     Asia
      Manulife (Singapore) Pte. Ltd.                                          0014     100       Singapore       Asia
         John Hancock Life Assurance Company, Ltd.                                     100       Singapore       Asia
      The Manufacturers Life Insurance Co. (Phils.), Inc.                     0164     100       Philippines     Asia
         FCM Plans, Inc.                                                      0155     100       Philippines     Asia
         Manulife Financial Plans, Inc.                                       0187     100       Philippines     Asia
      Manulife (Vietnam) Limited                                              0188     100       Vietnam         Asia
      Manulife International Holdings Limited                                 0152     100       Bermuda         Asia
         Manulife Provident Funds Trust Company Limited                       0163     100       Hong Kong       Asia
         Manulife Asset Management (Asia) Limited                                      100       Barbados        Asia
            Manulife Asset Management (Hong Kong) Limited                     0078     100       Hong Kong       Asia
            P.T. Manulife Aset Manajemen Indonesia                            0141      85       Indonesia       Asia
               P.T. Buanadaya Sarana Informatika(9.)                                    96       Indonesia       Asia
         Manulife (International) Limited                                     0028     100       Bermuda         Asia
            Manulife-Sinochem Life Insurance Co. Ltd.                         0043      51       China           Asia

                                                                             LEGAL   % OF    JURISDICTION OF
AFFILIATE                                                                      ID   EQUITY    INCORPORATION       DIVISION
---------                                                                    -----  ------  ----------------  ----------------
            The Manufacturers (Pacific Asia) Insurance Company Limited        0061     100       Hong Kong       Asia
MANULIFE CONSULTANTS LIMITED                                                           100       Hong Kong       Asia
MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                               100       Hong Kong       Asia
            Manulife Financial Management Limited                                      100       Hong Kong       Asia
            Manulife Financial Group Limited                                           100       Hong Kong       Asia
            Manulife Financial Investment Limited                                      100       Hong Kong       Asia
      P.T. Asuransi Jiwa Manulife Indonesia                                   0042      71       Indonesia       Asia
P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                         0075      99       Indonesia       Asia
P.T. MANULIFE INTIJAYA                                                                  90       Indonesia       Asia
P.T. MANULIFE INTISARI                                                                  95       Indonesia       Asia
      6306471 Canada Inc.                                                     0282     100       Canada          Corporate
         CDF (Thailand) Ltd.                                                  0287      90       Thailand        Asia
            OQC (Thailand) Ltd.(10.)                                          0288      51       Thailand        Asia
               Interlife John Hancock Assurance Public Company Limited(11.)   0286      70       Thailand        Asia
      Manulife Technology & Services Sdn Bhd                                  0285     100       Malaysia        Asia
      Manulife Alberta Limited                                                0279     100       Alberta         Corporate
         Manulife European Holdings (Bermuda) Limited                         0270     100       Bermuda         Corporate
            Manulife European Investments (Luxembourg) S.a.r.l.               0271     100       Luxembourg      Corporate
               Manulife Hungary Holdings Limited(12.)                         0149      99       Hungary         Corporate
      MLI Resources Inc.                                                      0193     100       Alberta         Corporate
         Manulife Life Insurance Company(13.)                                 0180   35.02       Japan           Japan
            MFC Global Investment Management (Japan) Limited                  0208     100       Japan           Japan
         Manulife Century Investments (Bermuda) Limited                       0172     100       Bermuda         Corporate
            Manulife Century Investments (Luxembourg) S.A.                    0173     100       Luxembourg      Corporate
               Manulife Century Investments (Netherlands) B.V.                0174     100       Netherlands     Corporate
                  Manulife Premium Collection Co., Ltd.(14.)                  0178      57       Japan           Japan
                  Y.K. Manulife Properties Japan                              0142     100       Japan           Japan
                  Daihyaku Manulife Holdings (Bermuda) Limited                0175     100       Bermuda         Corporate
                  Manulife Century Holdings (Netherlands) B.V.                0195     100       Netherlands     Corporate
      Manulife Holdings (Hong Kong) Limited                                   0015     100       Hong Kong       Asia
      Manulife (Malaysia) SDN.BHD.                                            0074     100       Malaysia        Asia
      Manulife Financial Systems (Hong Kong) Limited                          0053     100       Hong Kong       Asia
MANULIFE FINANCIAL CORPORATION                                                           2            100        CANADA
   John Hancock Financial Services, Inc.                                                 3            100        Delaware
   The Manufacturers Life Insurance Company                                              1            100        Canada
      Manulife Bank of Canada                                                           58            100        Canada
      Manulife Financial Services Inc.                                                 199            100        Canada
      Manulife Securities International Ltd.                                            79            100        Canada
      Enterprise Capital Management Inc.                                                               20        Ontario
      Cantay Holdings Inc.                                                              51            100        Ontario
      FNA Financial Inc.                                                               115            100        Canada
         Elliot & Page Limited                                                         116            100        Ontario
      NAL Resources Limited                                                            117            100        Alberta
      3550435 Canada Inc.                                                              107            100        Canada
         MFC Insurance Company Limited                                                 106            100        Canada
         FCM Holdings Inc.                                                             104            100        Philippines

                                                                             LEGAL   % OF    JURISDICTION OF
AFFILIATE                                                                      ID   EQUITY    INCORPORATION       DIVISION
---------                                                                    -----  ------  ----------------  ----------------
      Manulife Canada Ltd.                                                             157            100        Canada
      1293319 Ontario Inc.                                                             170            100        Ontario
      3426505 Canada Inc.                                                              161            100        Canada
      Canaccord Capital Inc.                                                                        13.07     British Columbia
      Manulife International Capital Corporation Limited                               135            100        Ontario
         Golf Town Canada Inc.                                                                      43.43        Canada
         Regional Power Inc.                                                           136             80        Canada
         Avotus Corp.                                                                               10.36        Canada
      First North American Insurance Company                                           111            100        Canada
      JLOC Holding Company                                                                             30      Cayman Islands
      Opportunity Finance Company                                                                      30      Cayman Islands
      Resolute Energy Inc.                                                                           11.5        Alberta
      SEAMARK Asset Management Ltd.                                                    118          35.01        Canada
      NAL Resources Management Limited                                                 120            100        Canada
         1050906 Alberta Ltd.                                                          127            100        Alberta
      PK Liquidating Company II, LLC                                                                   18        Delaware
      Intrepid Energy Corp.                                                                            19        Alberta
      Manulife Data Services Inc.                                                       81            100        Barbados
      Micro Optics Design Corporation                                                               17.69        Nevada
      Innova LifeSciences Corporation                                                               15.79        Ontario
      2015401 Ontario Inc.                                                             140            100        Ontario
      2015500 Ontario Inc.                                                             154            100        Ontario
      MFC Global Investment Management (U.S.A.) Limited                                156            100        Canada
      Cavalier Cable, Inc.(2)                                                                          78        Delaware
      2024385 Ontario Inc.                                                             153            100        Ontario
      6212344 Canada Limited                                                           272            100        Canada
      NALC Holdings Inc.(3)                                                            103             50        Ontario
      Manulife Holdings (Alberta) Limited                                              201            100        Alberta
         Manulife Holdings (Delaware) LLC                                              205            100        Delaware
            The Manufacturers Investment Corporation                                    87            100        Michigan
               Manulife Reinsurance Limited                                             67            100        Bermuda
                  Manulife Reinsurance (Bermuda) Limited                               203            100        Bermuda
               The Manufacturers Life Insurance Company (U.S.A.)                        19            100        Michigan
                  Manulife Service Corporation                                           7            100        Colorado
                  Manulife Financial Securities LLC                                      5            100        Delaware
                  Manufacturers Securities Services, LLC(4)                             97             60        Delaware
                  The Manufacturers Life Insurance Company of New York                  94            100        New York
                  The Manufacturers Life Insurance Company of America                   17            100        Michigan
                  Aegis Analytical Corporation                                                      15.41        Delaware
                  Manulife Property Management of Washington, D.C., Inc.                              100        Wash., D.C.
                  ESLS Investment Limited, LLC                                                         25        Ohio
                  Polymerix Corporation                                                              11.4        Delaware
                  Ennal, Inc.                                                          124            100        Delaware
                  Avon Long Term Care Leaders LLC                                      158            100        Delaware
                  Ironside Venture Partners I LLC                                      196            100        Delaware
                     NewRiver Investor Communications Inc.                                          11.29        Delaware
                  Ironside Venture Partners II LLC                                     197            100        Delaware
                  Flex Holding, LLC                                                                  27.7        Delaware
                     Flex Leasing I, LLC                                                            99.99        Delaware

                                                                             LEGAL   % OF    JURISDICTION OF
AFFILIATE                                                                      ID   EQUITY    INCORPORATION       DIVISION
---------                                                                    -----  ------  ----------------  ----------------
                  Manulife Leasing Co., LLC                                            150             80        Delaware
                  Dover Leasing Investments, LLC                                                       99        Delaware
      MFC Global Fund Management (Europe) Limited                                       64            100        England
         MFC Global Investment Management (Europe) Limited                                            100        England
      WT(SW) Properties Ltd.                                                            82            100        England
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                             138            100        Germany
      Manulife International Holdings Limited                                          152            100        Bermuda
         Manulife Provident Funds Trust Company Limited                                163            100        Hong Kong
         Manulife Asset Management (Asia) Limited                                       78            100        Barbados
            Manulife Asset Management (Hong Kong) Limited                                             100        Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                                     141             85        Indonesia
               P.T. Buanadaya Sarana Informatika(5)                                                    96        Indonesia
         Manulife (International) Limited                                               28            100        Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                                   43             51        China
      Manulife (Vietnam) Limited                                                       188            100        Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.                              164            100        Philippines
         FCM Plans, Inc.                                                               155            100        Philippines
         Manulife Financial Plans, Inc.                                                187            100        Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                                             42             71        Indonesia
P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                                   75            100        Indonesia
P.T. ASURANSI JIWA MANULIFE PRIMA(6)                                                                 90.4        Indonesia
P.T. ASURANSI JIWA MANULIFE INTI(7)                                                                  95.9        Indonesia
      Manulife (Singapore) Pte. Ltd.                                                    14            100        Singapore
      Manulife Holdings (Bermuda) Limited                                              147            100        Bermuda
         Manulife Management Services Ltd.                                             191            100        Barbados
         Manufacturers P&C Limited                                                      36            100        Barbados
      Manulife European Holdings 2003 (Alberta) Limited                                202            100        Alberta
         Manulife European Holdings (Bermuda) Limited                                  270            100        Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.                        271            100        Luxembourg
               Manulife Hungary Holdings Limited(8.)                                   149             99        Hungary
      MLI Resources Inc.                                                               193            100        Alberta
         Manulife Life Insurance Company(9)                                            180             35        Japan
            MFC Global Investment Management (Japan) Limited                           208            100        Japan
         Manulife Century Investments (Bermuda) Limited                                172            100        Bermuda
            Manulife Century Investments (Luxembourg) S.A.                             173            100        Luxembourg
               Manulife Century Investments (Netherlands) B.V.                         174            100        Netherlands
                  Manulife Premium Collection Co., Ltd.(10.)                           178             57        Japan
                  Y.K. Manulife Properties Japan                                       142            100        Japan
                  Manulife Century Holdings (Netherlands) B.V.                         195            100        Netherlands

Item 27. Number of Contract Owners.

     As of MARCH 31, 2005, there were 50,650 qualified contracts and 34,676 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President,

          Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

          ***  Principal business office is 680 Washington Blvd, Stamford, CT
               06901

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 13 th day of December 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)


By: /s/ James P. O'Malley
    ---------------------------------
    James P. O'Malley
    President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)


By: /s/ James P. O'Malley
    ---------------------------------
    James P. O'Malley
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 12th day of December, 2005.

Signature                               Title
---------                               -----


/s/ James P. O'Malley                   President
-------------------------------------   (Principal Executive Officer)
James P. O'Malley


/s/ Marc Costantini                     Senior Vice President and Chief
-------------------------------------   Financial Officer
Marc Costantini                         (Principal Financial Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


*                                       Director
-------------------------------------
Alison Alden


*                                       Director
-------------------------------------
James P. O'Malley


*                                       Director
-------------------------------------
James R. Boyle


*                                       Chairman, Director
-------------------------------------
John D. DesPrez III


*                                       Director
-------------------------------------
Diana Scott


*                                       Director
-------------------------------------
Rex Schlaybaugh, Jr.


*                                       Director
-------------------------------------
Robert A. Cook


*                                       Director
-------------------------------------
John R. Ostler


*                                       Director
-------------------------------------
Warren Thomson


/s/ Emanuel Alves
-------------------------------------
Emanuel Alves, Secretary
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
           NONE